Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 114,992	$ 449,001	$ 457,798
Accounts receivable, less allowance for doubtful accounts of $547,241 and $547,241, respectively	4,438,286	3,646,677	2,003,064
Inventory	3,087,338	2,553,438	344,954
Note receivable		2,898	2,898
Prepaid expenses		1,625	8,152
Total current assets	7,640,616	6,653,639	2,816,866
Property and equipment, net	6,792,188	7,052,926	994,979
Other assets:
Deposits	165,787	165,787	21,287
Intangible assets, net	376,486	369,015
Operating lease right-of-use-asset, net	2,009,212	2,220,134	58,174
Other noncurrent assets	13,139	13,139	20,315
Total other assets	2,564,624	2,768,075	99,776
Total assets	16,997,428	16,474,640	3,911,621
Current liabilities:
Accounts payable	2,153,587	1,163,284	153,640
Accrued expenses	157,343	2,407,528	200,495
Due to related party	210,434	218,273
Notes and loans payable, net	6,063,315	4,865,749	1,827,531
Warrant liabilities	195,678
Operating lease liability - current	809,010	808,223	43,506
Total current liabilities	9,589,367	9,463,057	2,225,172
Long-term liabilities:
Notes and loans payable, net			194,940
Operating lease liability - noncurrent	1,159,867	1,392,068	15,492
Total long-term liabilities	1,159,867	1,392,068	210,432
Total liabilities	10,749,234	10,855,125	2,435,604
Commitments and contingencies (Note 14)
Stockholders’ equity:
Common stock, no par value; 1,500,000,000 shares authorized, 3,264,566 and 2,834,755 issued and outstanding at March 31, 2022 and December 31, 2021, respectively	76,219,018	49,676,847	30,874,270
Common stock issuable, no par value; 21,547 and 0 shares at March 31, 2022 and December 31, 2021, respectively	119,586
Treasury stock	(572,678)	(572,678)	(572,678)
Additional paid-in capital	6,206,822	5,635,003	2,724,689
Accumulated deficit	(81,251,556)	(77,766,659)	(65,597,264)
Total stockholders’ equity	6,248,194	5,619,515	1,476,017
Total liabilities and stockholders’ equity	16,997,428	16,474,640	3,911,621
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	5,320,000	28,440,000	28,440,000
Series B Preferred Stock [Member]
Stockholders’ equity:
Preferred stock
Series C Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	207,000	207,000	5,607,000
Series D Preferred Stock [Member]
Stockholders’ equity:
Preferred stock	$ 2	$ 2